Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Variable Separate Account V and

Ameritas Variable Separate Account VA-2

Supplement to:

Corporate Benefit VUL, Overture Applause!,

Overture Applause! II, Overture Bravo!,

Overture Encore!, Overture Life SPVUL,

Overture Annuity, and Overture Annuity III-Plus

Prospectuses Dated May 1, 2007

Overture Ovation! and Protector hVUL

Prospectuses Dated May 1, 2008

Overture Annuity II, Overture Annuity III,

Overture Accent!, and Overture Acclaim!

Prospectuses Dated September 1, 2009

Medley!

Prospectus Dated May 1, 2013

Overture Medley®

Prospectus Dated May 1, 2016

Supplement Dated July 1, 2020

On April 29, 2020 MFS® Variable Insurance Trust II announced that the name of the MFS® Strategic Income Portfolio, Initial Class (the “Portfolio”) will change to MFS® Income Portfolio, Initial Class effective September 1, 2020. This name change is applicable to all references to the Portfolio in your prospectus and supporting materials.

All other provisions remain as stated in your Policy and prospectus, as supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-745-1112.

IN 2447 07-20